Fair Value Measurements and Financial Instruments - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2014	Mar. 31, 2014
Fair Value, Measurements, Nonrecurring
Derivatives, Fair Value [Line Items]
Expected disposal losses of long-lived assets	$ 0.1
Derivative Collateral
Derivatives, Fair Value [Line Items]
Derivative asset fair value of collateral	0.6
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional amount	1.80		1.80	1.25
Forward Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount	4.80	2.00
Fair value of notional amount	0.2
Forward Interest Rate Swaps Settled
Derivatives, Fair Value [Line Items]
Notional amount	2.80
Previously Issued Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Derivative amount of hedged item	1.6
Currency Swap Settled
Derivatives, Fair Value [Line Items]
Notional amount					0.80
Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Derivative amount of hedged item	3.0				1.2	5.4
Fair value of cross currency swaps	0.6
Pre-tax gain (loss) recognized in other comprehensive income (loss)	$ (0.1)	$ (0.1)